Commitments and Contingencies (Details Narrative)	6 Months Ended
Dec. 31, 2022 shares
Employment Agreements Member | Chief Executive Officer and President [Member]
Expiry of agreement term	June 30, 2025
Retention of Bonus of shares	25,000
Consulting Agreement Member | Chairman [Member]
Expiry of agreement term	June 30, 2023